Repurchase of Shares	12 Months Ended
Dec. 31, 2013
Repurchase of Shares
Repurchase of Shares

10. Repurchase of Shares

In 2011, the Company’s board of directors approved a share repurchase program. Under the program, the Company was authorized, but not obligated, to repurchase within one year its own ADSs with an aggregate value of up to $50 million. As of December 31, 2011, the Company repurchased a total of 2,399,000 ADSs for $20,071,589. The excess of $20,069,191 of purchase price over par value was allocated between additional paid in capital and retained earnings of $8,915,855 and $11,153,336, respectively.

In 2011, CRIC’s board of directors approved a share repurchase program. Under the program, CRIC was authorized, but not obligated, to repurchase within one year its own ADSs with an aggregate value of up to $50 million. As of December 31, 2011, CRIC repurchased a total of 4,206,600 ADSs for $29,862,792. The purchase price was allocated between additional paid-in capital, retained earnings and non-controlling interest of $120,820, $166,092 and $29,575,880, respectively.

In 2012, the Company’s board of directors approved a share repurchase program. Under the program, the Company was authorized, but not obligated, to use up to all of the expected proceeds from the share issuance to management to repurchase the Company’s ADSs on the open market in compliance with applicable law. As of December 31, 2012, the Company has repurchased a total of 371,141 ADSs for $1,569,815. The excess of $1,569,444 of purchase price over par value was allocated between additional paid in capital and retained earnings of $1,569,444 and nil, respectively.

In 2013, The Company repurchased a total of 3,582,133 ADSs for $17,772,586. The excess of $17,769,004 of purchase price over par value was allocated between additional paid in capital and retained earnings of $15,942,072 and $1,826,932, respectively.

The portion of the excess allocated to additional paid-in capital was limited to the pro rata portion of capital surplus from stock issuance. All the repurchased shares were retired.